Inventory	6 Months Ended
Jun. 30, 2021
Inventory Disclosure [Abstract]
INVENTORY

NOTE 3 –INVENTORY:

a.	Inventories at June 30, 2021 and December 31, 2020 consisted of the following:

	June 30,	December 31,
	2021	2020
Work in progress	$534	$391
Finished goods’	406	871
Total inventory	$940	$1,262

b.	During the six and three months period ended June 30, 2021, the Company recorded approximately $169 and $127 for write-down of inventory under cost of goods sold, respectively. Write down in the six and three months period ended June 30, 2020 was negligible.